UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	5/31/2018

Date of reporting period:	2/28/2018

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of February 28, 2018 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 128.5%
BANK LOANS — 7.7%
Aerospace & Defense — 0.2%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	5.400	%(c)	07/07/22	898	$904,717

Commercial Services — 0.6%
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%	5.150	%(c)	04/26/24	3,051	3,066,609

Foods — 0.6%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	4.900	%(c)	02/15/21	3,213	3,103,944

Non-Captive Finance — 0.4%
Exela Intermediate LLC, First Lien Term B Loan, 1 Month LIBOR + 7.500%	9.080	%(c)	06/30/23	1,988	1,941,539

Packaging & Containers — 0.2%
Coveris Holdings SA (Luxembourg), USD Term B-1 Loan, 3 Month LIBOR + 4.250%	5.940	%(c)	06/29/22	1,378	1,380,185

Retail — 0.8%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	5.535	%(c)	07/01/22	2,606	2,075,963
Sally Holdings LLC, Term B-2 Loan^	4.500%		07/05/24	2,475	2,462,625

					4,538,588

Software — 1.1%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	4.900	%(c)	09/12/22	3,550	3,559,214
Symantec Corp., Term A-5 Loan, 2 Month LIBOR + 1.750%	3.390	%(c)	08/01/21	2,564	2,564,102

					6,123,316

Technology — 1.6%
Informatica LLC, Dollar Term B-1 Loan, 3 Month LIBOR + 3.250%	4.940	%(c)	08/05/22	1,485	1,491,438
McAfee LLC, Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.150	%(c)	09/30/24	5,638	5,665,394
McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.150	%(c)	09/29/25	1,850	1,850,000

					9,006,832

Telecommunications — 1.5%
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	5.400	%(c)	06/15/24	1,131	1,109,313
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630%		01/02/24	3,025	3,030,043
West Corp., First Lien Term B Loan, 1 Month LIBOR + 4.000%	5.650	%(c)	10/10/24	4,100	4,133,595

					8,272,951

Wireless — 0.7%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.020	%(c)	05/27/24	2,394	2,397,991
Xplornet Communications, Inc. (Canada), Term B Loan, 3 Month LIBOR + 4.750%	6.440	%(c)	09/09/21	1,520	1,533,805

					3,931,796

TOTAL BANK LOANS (cost $41,804,370)					42,270,477

CORPORATE BONDS — 120.8%
Advertising — 0.8%
Lamar Media Corp., Gtd. Notes	5.875%	02/01/22	1,423	1,452,741
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(aa)	5.625%	02/15/24	2,650	2,679,812

				4,132,553

Aerospace & Defense — 0.7%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	800	868,000
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	3,150	3,224,812

				4,092,812

Auto Manufacturers — 0.3%
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	1,600	1,608,000

Auto Parts & Equipment — 0.9%
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750%	11/15/19	2,500	2,656,250
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%, 144A	4.125%	09/15/21	2,200	2,194,500

				4,850,750

Banks — 0.8%
CIT Group, Inc., Sr. Unsec’d. Notes(aa)	5.000%	08/15/22	4,175	4,305,469

Building Materials — 0.7%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	1,708	1,712,270
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	170	175,100
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%	04/15/22	1,750	1,912,688

				3,800,058

Chemicals — 5.7%
A. Schulman, Inc., Gtd. Notes	6.875%	06/01/23	2,250	2,385,000
Ashland LLC, Gtd. Notes	4.750%	08/15/22	1,460	1,492,850
Chemours Co. (The), Gtd. Notes(aa)	6.625%	05/15/23	7,805	8,205,006
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	1,035	1,115,213
Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375%	02/01/22	735	716,625
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	10.500%	04/15/23	1,975	2,207,063
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875%	06/01/24	3,110	3,071,125
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%	02/01/22	1,145	1,175,056
PQ Corp., Sr. Sec’d. Notes, 144A(aa)	6.750%	11/15/22	3,800	4,009,000
Tronox Finance LLC, Gtd. Notes, 144A(aa)	7.500%	03/15/22	5,645	5,856,687
W.R. Grace & Co., Gtd. Notes, 144A(aa)	5.125%	10/01/21	765	791,775

				31,025,400

Commercial Services — 1.6%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(aa)	6.375%	08/01/23	4,450	4,472,250
Nielsen Co. Luxembourg SARL (The), Gtd. Notes, 144A	5.500%	10/01/21	2,215	2,264,837
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	4.500%	10/01/20	325	326,219
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,500	1,516,875

				8,580,181

Computers — 4.1%
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	5.875%	06/15/21	6,550	6,697,375
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	7.125%	06/15/24	4,000	4,305,000
NCR Corp., Gtd. Notes	4.625%	02/15/21	1,075	1,066,938
NCR Corp., Gtd. Notes	5.000%	07/15/22	1,882	1,886,705
NCR Corp., Gtd. Notes(aa)	5.875%	12/15/21	2,685	2,731,987
NCR Corp., Gtd. Notes	6.375%	12/15/23	2,350	2,444,000
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	2,850	3,097,950

				22,229,955

Distribution/Wholesale — 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	550	551,375
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	1,350	1,375,313

				1,926,688

Diversified Financial Services — 2.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%	08/01/22	2,545	2,554,544
Alliance Data Systems Corp., Gtd. Notes, 144A	6.375%	04/01/20	2,500	2,505,750
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	850	896,750
Navient Corp., Sr. Unsec’d. Notes(aa)	6.500%	06/15/22	4,965	5,176,012
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	525	548,625
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	425	455,281
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	325	340,633

				12,477,595

Electric — 7.0%
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	1,250	1,375,000
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	550	561,688
Calpine Corp., Sr. Unsec’d. Notes(aa)	5.375%	01/15/23	2,805	2,734,875
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	2,325	2,176,781
DPL, Inc., Sr. Unsec’d. Notes(aa)	6.750%	10/01/19	3,160	3,318,000
DPL, Inc., Sr. Unsec’d. Notes(aa)	7.250%	10/15/21	2,325	2,534,250
Dynegy, Inc., Gtd. Notes(aa)	7.375%	11/01/22	8,925	9,404,719
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24	1,350	1,451,250
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24	775	809,875
Dynegy, Inc., Gtd. Notes, 144A	8.000%	01/15/25	1,500	1,629,375
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	7.875%	06/15/17	750	639,375
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $2,644,511; purchased 05/18/15-09/09/15)(d)(dd)(f)	9.500%	10/15/18	2,625	2,185,312
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $941,438; purchased 12/08/15-02/03/16)(d)(dd)(f)	9.875%	10/15/20	1,400	1,165,500
NRG Energy, Inc., Gtd. Notes(aa)	6.250%	07/15/22	3,325	3,433,062
NRG Energy, Inc., Gtd. Notes(aa)	6.250%	05/01/24	3,625	3,751,875
NRG REMA LLC, Series C, Pass-Through Certificates(aa)	9.681%	07/02/26	1,100	666,188
Red Oak Power LLC, Series B, Sr. Sec’d. Notes	9.200%	11/30/29	375	425,625

				38,262,750

Electronics — 0.1%
Jabil, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20	690	726,225

Entertainment — 5.5%
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	5.875%	02/15/22	1,250	1,260,937
Carmike Cinemas, Inc, Sec’d. Notes, 144A(aa)	6.000%	06/15/23	2,250	2,345,625
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.000%	03/15/22	4,000	4,042,320
Eldorado Resorts, Inc., Gtd. Notes(aa)	7.000%	08/01/23	2,200	2,326,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(aa)	4.375%	11/01/18	3,175	3,175,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	1,500	1,563,750

International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250%	02/15/22	3,150	3,327,187
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	600	641,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.000%	08/01/18	4,550	4,550,000
National CineMedia LLC, Sr. Sec’d. Notes(aa)	6.000%	04/15/22	2,630	2,653,012
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22	425	436,688
Scientific Games International, Inc., Gtd. Notes(aa)	6.625%	05/15/21	1,975	2,038,990
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	500	542,500
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(aa)	7.000%	01/01/22	975	1,026,188

				29,929,947

Environmental Control — 0.5%
Clean Harbors, Inc., Gtd. Notes(aa)	5.125%	06/01/21	2,600	2,616,250

Foods — 2.7%
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A(aa)	6.500%	05/01/22	925	931,938
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	1,500	1,533,750
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,050	1,063,125
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(aa)	7.250%	06/01/21	6,325	6,404,062
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	275	275,055
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(aa)	9.000%	11/01/19	3,325	3,379,031
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	1,000	987,500

				14,574,461

Forest Products & Paper — 0.5%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	1,982	2,006,775
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750%	12/01/22	590	623,925

				2,630,700

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	375	376,875
Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A	7.000%	03/31/23	1,350	1,350,000

				1,726,875

Hand/Machine Tools — 0.2%
Apex Tool Group LLC, Gtd. Notes, 144A	7.000%	02/01/21	850	865,470

Healthcare-Products — 0.8%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24	375	375,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(aa)	4.875%	04/15/20	2,460	2,380,050
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	1,540	1,362,900

				4,117,950

Healthcare-Services — 10.2%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	500	506,050
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	2,625	2,693,119
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	600	619,500

Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	2,900	2,968,875
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	775	505,688
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	875	739,375
CHS/Community Health Systems, Inc., Gtd. Notes(aa)	8.000%	11/15/19	3,950	3,715,014
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,600	1,456,000
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250%	02/15/21	1,750	1,841,875
HCA, Inc., Gtd. Notes	5.875%	05/01/23	100	105,150
HCA, Inc., Gtd. Notes	7.500%	02/15/22	2,800	3,097,500
HCA, Inc., Sr. Sec’d. Notes(aa)	4.750%	05/01/23	4,700	4,782,250
Kindred Healthcare, Inc., Gtd. Notes(aa)	8.000%	01/15/20	3,550	3,794,062
LifePoint Health, Inc., Gtd. Notes(aa)	5.500%	12/01/21	3,125	3,148,438
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	1,743	1,784,396
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375%	11/15/22	2,550	2,537,250
Select Medical Corp., Gtd. Notes(aa)	6.375%	06/01/21	2,500	2,549,750
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	2,450	2,541,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	175	174,125
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	1,525	1,547,875
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	2,098	2,181,899
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(aa)	4.625%	07/15/24	3,375	3,240,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	475	492,219
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	06/15/23	4,775	4,775,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(aa)	8.125%	04/01/22	2,950	3,112,250
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	1,000	1,012,500

				55,922,035

Home Builders — 9.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875%	02/15/21	3,600	3,645,000
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	2,050	2,116,625
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750%	03/15/22	4,950	5,346,000
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(aa)	6.500%	12/15/20	2,765	2,815,323
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	750	774,375
KB Home, Gtd. Notes(aa)	4.750%	05/15/19	3,609	3,654,112
KB Home, Gtd. Notes(aa)	7.250%	06/15/18	2,000	2,020,000
Lennar Corp., Gtd. Notes(aa)	4.125%	01/15/22	2,600	2,574,000
Lennar Corp., Gtd. Notes	4.500%	11/15/19	1,000	1,013,750
Lennar Corp., Gtd. Notes, 144A	6.250%	12/15/21	350	373,555
Lennar Corp., Gtd. Notes, 144A(aa)	8.375%	05/15/18	4,200	4,242,000
M/I Homes, Inc., Gtd. Notes(aa)	6.750%	01/15/21	3,175	3,270,250
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	1,225	1,284,719
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	1,525	1,582,188
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	1,850	1,882,375
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.250%	04/15/21	3,300	3,333,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	1,910	1,948,200
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	350	364,105
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375%	06/15/19	1,288	1,291,220
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875%	07/01/21	2,400	2,412,000
William Lyon Homes, Inc., Gtd. Notes(aa)	5.750%	04/15/19	2,950	2,957,375
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	400	410,000

				49,310,172

Internet — 0.9%
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A	11.375%	12/01/21	4,500	4,905,810

Iron/Steel — 1.5%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A(aa)	6.500%	05/15/21	3,405	3,532,688
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(aa)	4.875%	01/15/24	2,925	2,855,531
Signode Industrial Group LUX SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	1,950	2,018,250

				8,406,469

Leisure Time — 0.4%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	1,125	1,148,906
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	850	907,375

				2,056,281

Lodging — 2.3%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	300	316,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	975	1,067,625
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A(aa)	6.750%	11/15/21	4,100	4,272,077
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	400	425,500
MGM Resorts International, Gtd. Notes(aa)	8.625%	02/01/19	6,380	6,699,000

				12,780,702

Media — 16.5%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	250	254,063
AMC Networks, Inc., Gtd. Notes(aa)	4.750%	12/15/22	4,403	4,436,022
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	150	150,375
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	150	152,063
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(aa)	5.250%	09/30/22	10,455	10,644,497
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.000%	03/01/23	1,690	1,645,637
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	1,240	1,263,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	1,115	1,151,684
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	2,160	2,147,191
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	5.125%	12/15/21	4,595	4,577,769
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	6.375%	09/15/20	7,586	7,671,342
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(aa)	6.500%	11/15/22	3,090	3,168,795
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	465	460,350
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%	11/15/22	1,385	1,419,625
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	1,985	1,982,519
DISH DBS Corp., Gtd. Notes(aa)	5.125%	05/01/20	2,875	2,871,406
DISH DBS Corp., Gtd. Notes(aa)	6.750%	06/01/21	5,643	5,798,182
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%	04/15/21	1,800	1,809,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	6.375%	04/01/23	6,819	6,988,793
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	3,300	3,485,625

Nexstar Broadcasting, Inc., Gtd. Notes, 144A	6.125%	02/15/22	1,035	1,066,050
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	400	415,000
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625%	02/15/25	150	143,625
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/23	875	872,813
SFR Group SA (France), Sr. Sec’d. Notes, 144A(aa)	6.000%	05/15/22	3,800	3,690,750
Sinclair Television Group, Inc., Gtd. Notes(aa)	5.375%	04/01/21	3,120	3,159,000
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	2,975	3,067,969
Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875%	08/01/22	450	441,000
TEGNA, Inc., Gtd. Notes	5.125%	10/15/19	346	350,758
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	2,100	2,189,250
TEGNA, Inc., Gtd. Notes, 144A(aa)	4.875%	09/15/21	3,030	3,071,662
Tribune Media Co., Gtd. Notes(aa)	5.875%	07/15/22	4,045	4,125,900
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	4,768	4,928,920
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	345	355,350

				89,956,235

Metal Fabricate/Hardware — 0.9%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	4,654	5,119,400

Mining — 5.7%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(aa)	7.000%	02/15/21	5,490	5,661,562
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	9,314	10,288,617
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	650	632,320
International Wire Group, Inc., Sec’d. Notes, 144A	10.750%	08/01/21	1,500	1,391,250
Kinross Gold Corp. (Canada), Gtd. Notes	5.125%	09/01/21	840	867,300
New Gold, Inc. (Canada), Gtd. Notes, 144A(aa)	6.250%	11/15/22	5,005	5,142,638
Teck Resources Ltd. (Canada), Gtd. Notes(aa)	4.500%	01/15/21	3,124	3,164,612
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	3,500	3,893,750

				31,042,049

Miscellaneous Manufacturing — 2.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	7.500%	12/01/24	6,850	7,115,438
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(aa)	8.750%	12/01/21	6,525	7,153,031
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	500	518,275

				14,786,744

Oil & Gas — 6.2%
Alta Mesa Holdings LP/Alta Mesa Finance Sevices Corp., Gtd. Notes	7.875%	12/15/24	2,225	2,369,625
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	275	277,406
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	925	945,813
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000%	04/01/22	4,558	4,854,270
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750%	02/15/20	3,400	3,646,500
CNX Resources Corp., Gtd. Notes(aa)	5.875%	04/15/22	5,008	5,036,170
CNX Resources Corp., Gtd. Notes	8.000%	04/01/23	1,289	1,364,729
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000%	05/15/21	500	511,250
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500%	01/30/26	1,925	1,910,562
MEG Energy Corp. (Canada), Gtd. Notes, 144A(aa)	6.375%	01/30/23	3,950	3,387,125
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	325	277,063
Range Resources Corp., Gtd. Notes	5.000%	03/15/23	1,325	1,295,187
Range Resources Corp., Gtd. Notes	5.875%	07/01/22	1,000	1,015,000
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	1,375	1,433,437

Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	4.875%	01/15/23	2,200	2,188,780
Teine Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	09/30/22	1,500	1,530,000
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	725	752,188
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	1,021	1,092,470

				33,887,575

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250%	09/15/22	2,300	2,291,375
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(aa)	7.875%	11/01/19	4,375	4,340,438
Greif, Inc., Sr. Unsec’d. Notes(aa)	7.750%	08/01/19	6,050	6,352,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, Sr. Sec’d. Notes(aa)	5.750%	10/15/20	3,610	3,664,075
Sealed Air Corp., Gtd. Notes, 144A(aa)	6.500%	12/01/20	1,045	1,112,925

				17,761,313

Pharmaceuticals — 1.0%
Allergan, Inc., Gtd. Notes(aa)	1.350%	03/15/18	2,240	2,239,612
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	175	143,062
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	1,000	747,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,592	1,588,020
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	775	806,000

				5,524,194

Pipelines — 2.0%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	1,000	1,017,500
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes(aa)	6.000%	05/15/23	3,050	3,041,460
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22	1,200	1,197,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	1,600	1,662,000
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.000%	01/15/19	2,150	2,198,375
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.850%	07/15/18	1,900	1,923,750

				11,040,085

Real Estate — 0.7%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	2,037	2,149,035
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	5.250%	12/01/21	1,425	1,442,813

				3,591,848

Real Estate Investment Trusts (REITs) — 2.0%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	5.000%	03/15/24	700	705,250
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	2,150	2,201,063
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	1,150	1,154,313
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(aa)	5.000%	04/15/23	500	502,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500%	02/01/21	2,625	2,684,062
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	07/15/22	500	506,250
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.000%	10/01/22	2,400	2,352,000
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes	8.000%	10/15/23	748	827,856

				10,933,294

Retail — 5.2%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	1,050	1,035,563

CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	800	776,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	400	266,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	600	408,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	725	659,750
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	675	631,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	900	825,750
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	2,350	2,156,125
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	725	743,125
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	955	945,450
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,000	1,040,000
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	2,770	2,908,500
L Brands, Inc., Gtd. Notes(aa)	6.625%	04/01/21	3,325	3,548,407
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	1,175	1,257,984
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	525	522,375
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	575	347,875
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125%	03/15/23	3,375	2,151,225
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,100	957,000
Rite Aid Corp., Gtd. Notes(aa)	9.250%	03/15/20	1,200	1,213,500
Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125%	04/01/23	3,350	3,366,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	200	200,000
Yum! Brands, Inc., Sr. Unsec’d. Notes(aa)	3.875%	11/01/20	2,400	2,415,000

				28,375,504

Semiconductors — 0.8%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.875%	09/01/22	1,500	1,503,300
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(aa)	4.125%	06/15/20	2,900	2,950,750

				4,454,050

Software — 4.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.125%	07/15/21	2,735	2,745,256
First Data Corp., Gtd. Notes, 144A(aa)	7.000%	12/01/23	12,725	13,377,156
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	2,000	2,045,000
Infor US, Inc., Sr. Sec’d. Notes, 144A(aa)	5.750%	08/15/20	5,340	5,446,800
Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375%	08/15/20	2,480	2,501,700

				26,115,912

Telecommunications — 7.3%
Anixter, Inc., Gtd. Notes(aa)	5.625%	05/01/19	1,500	1,531,875
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes(aa)	6.450%	06/15/21	4,825	4,933,563
CommScope, Inc., Gtd. Notes, 144A(aa)	5.000%	06/15/21	5,940	6,021,675
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18	1,775	1,805,530
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.500%	09/30/22	590	675,550
Level 3 Financing, Inc., Gtd. Notes	5.375%	08/15/22	250	252,500
Level 3 Financing, Inc., Gtd. Notes(aa)	6.125%	01/15/21	6,022	6,123,621
Qwest Capital Funding, Inc., Gtd. Notes	6.500%	11/15/18	1,000	1,018,750
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20	3,000	3,168,750
Sprint Corp., Gtd. Notes(aa)	7.250%	09/15/21	3,225	3,370,125
Sprint Corp., Gtd. Notes(aa)	7.875%	09/15/23	4,910	5,081,850
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	875	910,000
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	2,750	2,847,350
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	2,000	2,075,000

				39,816,139

Textiles — 0.7%
Springs Industries, Inc., Sr. Sec’d. Notes(aa)	6.250%	06/01/21	3,875	3,942,812

Transportation — 0.4%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	1,875	1,947,656

Trucking & Leasing — 0.6%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	1,475	1,430,750
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	200	193,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	1,300	1,301,625
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	100	100,500

				3,025,875

TOTAL CORPORATE BONDS (cost $663,381,726)				659,182,243

			Shares
COMMON STOCK — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $43,940)			1,033	34,223

TOTAL LONG-TERM INVESTMENTS (cost $705,230,036)				701,486,943

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $3,608,768)(w)			3,608,768	3,608,768

TOTAL INVESTMENTS — 129.2% (cost $708,838,804)				705,095,711
Liabilities in excess of other assets — (29.2)%				(159,156,432)

NET ASSETS — 100.0%				$545,939,279

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,462,625 and 0.5% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $382,807,547 segregated as collateral for amount of $175,000,000 borrowed and outstanding as of February 28, 2018. Of such securities, securities in the amount of $3,507,940 have been loaned for which, the amount borrowed serves as collateral.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2018.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries issued a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. had agreed to participate in a backstop commitment of $5,230,000 for the new bond offering. Under the commitment agreement, the Fund would have been obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $261,500 in conjunction with this commitment. As of November 17, 2017, the agreement was terminated and PGIM, Inc. was not obligated to purchase any unsubscribed shares of the bond offering.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,585,949. The aggregate value of $3,350,812 is 0.6% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$39,807,852	$2,462,625
Corporate Bonds	—	659,182,243	—
Common Stock	34,223	—	—
Affiliated Mutual Fund	3,608,768	—	—

Total	$3,642,991	$698,990,095	$2,462,625

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 18, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     April 18, 2018

*	Print the name and title of each signing officer under his or her signature